2. Summary of Significant Accounting Policies: Loss Per Share Calculations: Schedule of Weighted Average Number of Shares (Tables)	12 Months Ended
Dec. 31, 2014
Tables/Schedules
Schedule of Weighted Average Number of Shares

	For the years ended
	December 31,
	2014	2013

(Loss) to common shareholders (Numerator)	$(3,430,179)	$(1,200,576)

Basic and diluted weighted average number of common shares outstanding (Denominator)	10,411,873	7,601,521